Significant Accounting Policies - Reclassifications in Other Comprehensive Income/(Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reclassifications in Other Comprehensive Income/(Loss)
Total Reclassifications	$ (3,622)	$ (3,632)	$ (3,622)
Reclassification out of accumulated other comprehensive income
Reclassifications in Other Comprehensive Income/(Loss)
Total Reclassifications	4,783	4,682	4,507
Amortization of deferred realized losses on cash flow hedges | Reclassification out of accumulated other comprehensive income
Reclassifications in Other Comprehensive Income/(Loss)
Total Reclassifications	3,622	3,632	3,622
Reclassification of prior service cost of defined benefit plan | Reclassification out of accumulated other comprehensive income
Reclassifications in Other Comprehensive Income/(Loss)
Total Reclassifications	$ 1,161	$ 1,050	$ 885